FAIR VALUE GAINS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Fair Value [Line Items]
Commercial properties	$ 549	$ 541
Financial instruments and other	705	151	$ (6)
Total fair value gains, net	1,254	692	2,007
Commercial properties
Disclosure of Fair Value [Line Items]
Commercial properties	347	290	1,583
Commercial developments
Disclosure of Fair Value [Line Items]
Commercial properties	$ 202	$ 251	$ 430